DGHM INVESTMENT TRUST
                      8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 653-2839

July 2, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549


RE:   DGHM Investment Trust ("Trust") (File Nos.  333-137775 and 811-21958)
Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A with respect to the DGHM All-Cap Value Fund ("Fund"), a series of the Trust.


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-1A was filed electronically with the U.S. Securities and Exchange Commission on June 29, 2009.

If you have any questions concerning the foregoing, please contact the undersigned at (804) 267-7417 or kshupe@ccofva.com.


Sincerely,

/s/ Karen Shupe

Karen Shupe
Secretary

cc:   John H. Lively
Husch Blackwell Sanders LLP
4801 Main Street
Suite 1000
Kansas City, Missouri 64112